SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2024 through the date these consolidated financial statements were issued and has reported the following events:

In 2025, the Company issued 588,992 common shares. In addition, the Company issued $50,000 in various convertible notes.